Schedule of Investments - Virtus Newfleet Dynamic Credit ETF

October 31, 2020 (unaudited)

Security Description	Principal	Value

CORPORATE BONDS – 71.4%

Communication Services – 12.0%
ANGI Group LLC, 3.88%, 08/15/28(1)	$35,000	$34,672
CCO Holdings LLC / CCO Holdings Capital Corp., 5.13%, 05/01/27(1)	30,000	31,540
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 03/01/30(1)	45,000	47,389
Cincinnati Bell, Inc., 7.00%, 07/15/24(1)	45,000	46,659
Clear Channel Worldwide Holdings, Inc., 9.25%, 02/15/24	20,000	17,359
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/27(1)	20,000	19,425
Consolidated Communications, Inc., 6.50%, 10/01/22	50,000	50,000
Consolidated Communications, Inc., 6.50%, 10/01/28(1)	40,000	41,175
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.38%, 08/15/26(1)	15,000	8,766
Diamond Sports Group LLC / Diamond Sports Finance Co., 6.63%, 08/15/27(1)	35,000	14,569
DISH DBS Corp., 7.75%, 07/01/26	50,000	53,062
iHeartCommunications, Inc., 8.38%, 05/01/27	21,420	20,928
Level 3 Financing, Inc., 4.25%, 07/01/28(1)	25,000	25,150
Level 3 Financing, Inc., 3.63%, 01/15/29(1)	20,000	19,387
Live Nation Entertainment, Inc., 5.63%, 03/15/26(1)	35,000	33,477
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)	10,000	9,216
Outfront Media Capital LLC / Outfront Media Capital Corp., 6.25%, 06/15/25(1)	30,000	30,675
Radiate Holdco LLC / Radiate Finance, Inc., 4.50%, 09/15/26(1)	15,000	15,113
Radiate Holdco LLC / Radiate Finance, Inc., 6.50%, 09/15/28(1)	30,000	30,975
Sprint Corp., 7.88%, 09/15/23	60,000	68,588
TripAdvisor, Inc., 7.00%, 07/15/25(1)	20,000	20,843
Twitter, Inc., 3.88%, 12/15/27(1)	40,000	42,002
Univision Communications, Inc., 5.13%, 02/15/25(1)	30,000	29,531
Total Communication Services		710,501

Consumer Discretionary – 11.0%
American Axle & Manufacturing, Inc., 6.50%, 04/01/27	25,000	25,219
Aramark Services, Inc., 6.38%, 05/01/25(1)	30,000	31,504
Caesars Entertainment, Inc., 6.25%, 07/01/25(1)	15,000	15,420
Caesars Entertainment, Inc., 8.13%, 07/01/27(1)	15,000	15,675
Carnival Corp., 11.50%, 04/01/23(1)	5,000	5,532
Carvana Co., 5.63%, 10/01/25(1)	30,000	29,588
Carvana Co., 5.88%, 10/01/28(1)	30,000	29,669
Clarios Global LP / Clarios US Finance Co., 8.50%, 05/15/27(1)	25,000	26,120
Dana, Inc., 5.38%, 11/15/27	31,000	32,066
Ford Motor Co., 9.00%, 04/22/25	25,000	29,438
Golden Nugget, Inc., 8.75%, 10/01/25(1)	40,000	32,875
International Game Technology PLC, 5.25%, 01/15/29(1)	5,000	4,958
KAR Auction Services, Inc., 5.13%, 06/01/25(1)	55,000	55,481
M/I Homes, Inc., 4.95%, 02/01/28	115,000	119,384
Marriott Ownership Resorts, Inc., 4.75%, 01/15/28	55,000	52,583
Security Description	Principal	Value

CORPORATE BONDS (continued)

Consumer Discretionary (continued)
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.75%, 02/01/27	$20,000	$21,614
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.50%, 01/15/28	15,000	15,279
Peninsula Pacific Entertainment LLC / Peninsula Pacific Entertainment Finance In, 8.50%, 11/15/27(1)	10,000	10,420
Royal Caribbean Cruises Ltd., 9.13%, 06/15/23(1)	10,000	10,425
Scientific Games International, Inc., 5.00%, 10/15/25(1)	20,000	20,100
Scientific Games International, Inc., 8.25%, 03/15/26(1)	20,000	20,284
Scientific Games International, Inc., 7.00%, 05/15/28(1)	20,000	19,900
Station Casinos LLC, 4.50%, 02/15/28(1)	30,000	28,481
Total Consumer Discretionary		652,015

Consumer Staples – 2.0%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.63%, 01/15/27(1)	55,000	57,121
Chobani LLC / Chobani Finance Corp., Inc., 7.50%, 04/15/25(1)	30,000	30,882
Prestige Brands, Inc., 6.38%, 03/01/24(1)	30,000	30,712
Total Consumer Staples		118,715

Consumer, Cyclical – 0.6%
FirstCash, Inc., 4.63%, 09/01/28(1)	35,000	35,591

Energy – 6.7%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 01/15/28(1)	40,000	35,696
Apache Corp., 4.63%, 11/15/25	35,000	33,294
Cheniere Energy Partners LP, 4.50%, 10/01/29	40,000	40,840
Cheniere Energy, Inc., 4.63%, 10/15/28(1)	20,000	20,675
Citgo Holding, Inc., 9.25%, 08/01/24(1)	15,000	12,637
Continental Resources, Inc., 4.38%, 01/15/28	40,000	36,028
CrownRock LP / CrownRock Finance, Inc., 5.63%, 10/15/25(1)	35,000	34,484
EQM Midstream Partners LP, 6.00%, 07/01/25(1)	10,000	10,262
EQM Midstream Partners LP, 6.50%, 07/01/27(1)	10,000	10,502
NuStar Logistics LP, 6.38%, 10/01/30	15,000	15,122
Occidental Petroleum Corp., 2.70%, 08/15/22	10,000	9,263
Occidental Petroleum Corp., 5.88%, 09/01/25	15,000	13,223
Occidental Petroleum Corp., 3.50%, 08/15/29	20,000	14,461
Occidental Petroleum Corp., 6.63%, 09/01/30	20,000	17,556
Patterson-UTI Energy, Inc., 5.15%, 11/15/29	25,000	18,795
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.88%, 04/15/26	35,000	35,766
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.88%, 02/01/31(1)	15,000	14,661
Transocean, Inc., 11.50%, 01/30/27(1)	13,000	4,322
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 04/01/26	20,000	19,870

Schedule of Investments - Virtus Newfleet Dynamic Credit ETF (continued)

October 31, 2020 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)

Energy (continued)
Total Energy		$397,457

Financials – 5.0%
Acrisure, LLC / Acrisure Finance, Inc., 7.00%, 11/15/25(1)	30,000	29,981
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 05/15/26	20,000	20,797
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 05/15/27	55,000	57,086
KeyCorp, Series D, 5.00%, (3-Month USD LIBOR + 3.61%), perpetual*(2)(3)	25,000	25,708
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27(1)	25,000	21,688
Navient Corp., 5.88%, 10/25/24	35,000	34,825
NMI Holdings, Inc., 7.38%, 06/01/25(1)	15,000	16,372
OneMain Finance Corp., 7.13%, 03/15/26	35,000	38,854
OneMain Finance Corp., 5.38%, 11/15/29	5,000	5,150
Voya Financial, Inc., 5.65%, (3-Month USD LIBOR + 3.58%), 05/15/53(2)	45,000	46,485
Total Financials		296,946

Health Care – 8.6%
Avantor Funding, Inc., 4.63%, 07/15/28(1)	5,000	5,187
Bausch Health Cos., Inc., 5.75%, 08/15/27(1)	20,000	21,487
Bausch Health Cos., Inc., 7.00%, 01/15/28(1)	50,000	53,085
CHS/Community Health Systems, Inc., 6.63%, 02/15/25(1)	25,000	24,440
DaVita, Inc., 3.75%, 02/15/31(1)	40,000	38,525
Encompass Health Corp., 4.50%, 02/01/28	35,000	35,903
HCA, Inc., 5.88%, 02/01/29	70,000	82,474
Legacy LifePoint Health LLC, 4.38%, 02/15/27(1)	40,000	39,688
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.38%, 06/01/25(1)	25,000	26,422
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.25%, 02/01/28(1)	10,000	10,469
Select Medical Corp., 6.25%, 08/15/26(1)	40,000	42,262
Surgery Center Holdings, Inc., 6.75%, 07/01/25(1)	40,000	39,525
Tenet Healthcare Corp., 4.88%, 01/01/26(1)	45,000	45,705
Tenet Healthcare Corp., 5.13%, 11/01/27(1)	15,000	15,483
West Street Merger Sub, Inc., 6.38%, 09/01/25(1)	30,000	30,506
Total Health Care		511,161

Industrials – 10.1%
American Airlines, Inc., 11.75%, 07/15/25(1)	55,000	53,570
Boeing Co. (The), 3.75%, 02/01/50	40,000	35,595
Boeing Co. (The), 5.93%, 05/01/60	30,000	36,037
Cornerstone Building Brands, Inc., 6.13%, 01/15/29(1)	45,000	46,054
Fortress Transportation and Infrastructure Investors LLC, 6.50%, 10/01/25(1)	35,000	34,610
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 08/01/27(1)	10,000	10,662
Howmet Aerospace, Inc., 6.88%, 05/01/25	30,000	33,413
Signature Aviation US Holdings, Inc., 4.00%, 03/01/28(1)	50,000	48,437
Spirit AeroSystems, Inc., 3.95%, 06/15/23	20,000	17,888
Spirit AeroSystems, Inc., 5.50%, 01/15/25(1)	35,000	35,656
Security Description	Principal	Value
CORPORATE BONDS (continued)

Industrials (continued)
Standard Industries, Inc./NJ, 4.38%, 07/15/30(1)	$65,000	$67,050
TransDigm, Inc., 6.25%, 03/15/26(1)	35,000	36,531
TransDigm, Inc., 5.50%, 11/15/27	40,000	39,074
Uber Technologies, Inc., 7.50%, 05/15/25(1)	35,000	36,839
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/28(1)	65,000	65,996
Total Industrials		597,412

Information Technology – 4.9%
Banff Merger Sub, Inc., 9.75%, 09/01/26(1)	20,000	21,050
Black Knight InfoServ LLC, 3.63%, 09/01/28(1)	40,000	40,550
Dun & Bradstreet Corp. (The), 10.25%, 02/15/27(1)	15,000	16,830
j2 Global, Inc., 4.63%, 10/15/30(1)	30,000	30,367
Microchip Technology, Inc., 4.25%, 09/01/25(1)	35,000	36,297
NCR Corp., 5.00%, 10/01/28(1)	5,000	4,959
NCR Corp., 5.25%, 10/01/30(1)	5,000	4,959
Science Applications International Corp., 4.88%, 04/01/28(1)	50,000	52,464
ViaSat, Inc., 5.63%, 09/15/25(1)	45,000	45,324
Xerox Holdings Corp., 5.50%, 08/15/28(1)	35,000	34,618
Total Information Technology		287,418

Materials – 5.7%
Cleveland-Cliffs, Inc., 6.75%, 03/15/26(1)	10,000	10,512
Hecla Mining Co., 7.25%, 02/15/28	15,000	16,106
Kaiser Aluminum Corp., 4.63%, 03/01/28(1)	25,000	24,667
Kraton Polymers LLC / Kraton Polymers Capital Corp., 7.00%, 04/15/25(1)	43,000	44,424
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/25(1)	85,000	82,106
Novelis Corp., 4.75%, 01/30/30(1)	25,000	25,400
Olin Corp., 5.63%, 08/01/29	45,000	46,575
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/26(1)	25,000	26,464
TPC Group, Inc., 10.50%, 08/01/24(1)	23,000	19,251
Trident TPI Holdings, Inc., 9.25%, 08/01/24(1)	20,000	21,100
Trident TPI Holdings, Inc., 6.63%, 11/01/25(1)	20,000	19,923
Total Materials		336,528

Real Estate – 3.5%
ESH Hospitality, Inc., 4.63%, 10/01/27(1)	55,000	53,969
Iron Mountain, Inc., 4.88%, 09/15/29(1)	45,000	45,270
iStar, Inc., 4.25%, 08/01/25	25,000	23,000
Service Properties Trust, 7.50%, 09/15/25	20,000	20,982
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.13%, 12/15/24(1)	65,000	62,271
Total Real Estate		205,492

Utilities – 1.3%
PG&E Corp., 5.25%, 07/01/30	35,000	35,044
Talen Energy Supply LLC, 6.63%, 01/15/28(1)	45,000	43,107
Total Utilities		78,151
Total Corporate Bonds
(Cost $4,272,108)		4,227,387

U.S. GOVERNMENT SECURITIES – 20.2%
U.S. Treasury Bill 0.11%, 04/22/21(4)
(Cost $1,199,387)	1,200,000	1,199,451

Schedule of Investments - Virtus Newfleet Dynamic Credit ETF (continued)

October 31, 2020 (unaudited)

Security Description	Principal/Shares	Value
FOREIGN BONDS – 4.6%

Communication Services – 1.2%
Telesat Canada / Telesat LLC, 6.50%, 10/15/27 (Canada)(1)	$70,000	$69,748

Energy – 0.8%
MEG Energy Corp., 7.13%, 02/01/27 (Canada)(1)	25,000	22,556
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Canada)(1)	25,000	24,809
Total Energy		47,365

Health Care – 0.5%
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (Israel)	35,000	30,866

Industrials – 1.6%
Bombardier, Inc., 7.50%, 12/01/24 (Canada)(1)	45,000	33,975
GFL Environmental, Inc., 7.00%, 06/01/26 (Canada)(1)	25,000	26,109
Titan Acquisition Ltd. / Titan Co.-Borrower LLC, 7.75%, 04/15/26 (Canada)(1)	35,000	35,000
Total Industrials		95,084
Materials – 0.5%
Teck Resources Ltd., 6.13%, 10/01/35 (Canada)	25,000	28,964
Total Foreign Bonds
(Cost $271,801)		272,027

TERM LOANS – 2.2%

Aerospace – 0.9%
Mileage Plus Holdings LLC, 6.25%, (3-Month USD LIBOR + 5.25%), 06/21/27(2)	50,000	50,916

Gaming/Leisure – 0.1%
Playa Resorts Holding B.V., 3.75%, (1-Month USD LIBOR + 2.75%), 04/29/24(2)	9,949	8,482

Information Technology – 1.0%
Applied Systems, Inc., 8.00%, (3-Month USD LIBOR + 7.00%), 09/19/25(2)	60,000	60,664

Media/Telecom - Cable/Wireless Video – 0.2%
Virgin Media Bristol LLC, 0.00%, (USD LIBOR + 3.25%), 01/31/29(5)	10,000	9,825

Total Term Loans
(Cost $129,159)		129,887

Common Stocks - 0.2%

Consumer Discretionary - 0.2%
MYT Holdings LLC*(6)	11,979	9,883
NMG Parent LLC*(6)	42	2,940
Total Consumer Discretionary		12,823
Total Common Stocks
(Cost $68,581)		12,823
Security Description	Shares	Value
MONEY MARKET FUND - 2.2%
JP Morgan U.S. Government Money Market Institutional Shares, 0.01%(7) (Cost $127,876)	127,876	127,876

TOTAL INVESTMENTS - 100.8%
(Cost $6,068,912)		5,969,451

Liabilities in Excess of Other Assets - (0.8)%		(45,014)
Net Assets - 100.0%		$5,924,437

*	Non-income producing security.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At October 31, 2020, the aggregate value of these securities was $3,028,850, or 51.1% of net assets.
(2)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2020.
(3)	Perpetual security with no stated maturity date.
(4)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(5)	The loan will settle after October 31, 2020. The interest rate, based on the LIBOR and the agreed upon spread on trade date, will be determined at the time of settlement.
(6)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	The rate shown reflects the seven-day yield as of October 31, 2020.

Abbreviations:
LIBOR — London InterBank Offered Rate
USD — United States Dollar

Schedule of Investments - Virtus Newfleet Dynamic Credit ETF (continued)

October 31, 2020 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of October 31, 2020.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Corporate Bonds	$—	$4,227,387	$—	$4,227,387
U.S. Government Securities	—	1,199,451	—	1,199,451
Foreign Bonds	—	272,027	—	272,027
Term Loans	—	129,887	—	129,887
Common Stocks	—	—	12,823	12,823
Money Market Fund	127,876	—	—	127,876
Total	$127,876	$5,828,752	$12,823	$5,969,451

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended October 31, 2020.